First Trust Enhanced Stocks, Bonds & Gold ETF (ESBG)
Consolidated Portfolio of Investments
June 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 24.9%
$525,000	U.S. Treasury Note	3.50%	11/30/30	$510,316
	(Cost $522,581)

Shares	Description	Value
MONEY MARKET FUNDS — 50.2%
1,030,451	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (a)	1,030,451
	(Cost $1,030,451)

	Total Investments — 75.1%	1,540,767
	(Cost $1,553,032)
	Net Other Assets and Liabilities — 24.9%	511,907
	Net Assets — 100.0%	$2,052,674

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Micro E-mini S&P 500 Index Futures	36	Sep-2026	$1,358,685	$35,124
Micro Gold Futures	33	Aug-2026	1,332,705	(142,432)
U.S. 5-Year Treasury Notes	8	Sep-2026	856,375	2,870
		Total	$3,547,765	$(104,438)

(a)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Enhanced Stocks, Bonds & Gold ETF (ESBG)
Consolidated Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

ASSETS TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$510,316	$—	$510,316	$—
Money Market Funds	1,030,451	1,030,451	—	—
Total Investments	1,540,767	1,030,451	510,316	—
Futures Contracts	37,994	37,994	—	—
Total	$1,578,761	$1,068,445	$510,316	$—

LIABILITIES TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(142,432)	$(142,432)	$—	$—